Schedule of Derivative Liabilities (TABLE)	6 Months Ended
Jun. 30, 2014
Schedule of Derivative Liabilities:
Black-Scholes option pricing model (TABLE)

Black-Scholes option pricing model, under the following assumptions:

	June 30, 2014	Initial
Common stock issuable upon conversion	10,250,682	6,318,984
Estimated market value of common stock on measurement date	$0.011	$0.023
Exercise price	$0.0073	$0.0113
Risk free interest rate	0.07%	0.06%
Expected dividend yield	0%	0%
Expected volatility	182%	186%
Expected exercise term in years	0.40 years	0.59 years

Schedule of Derivative Liabilities

The following tables set forth the changes in the fair value measurements of our Level 3 derivative liabilities during the six months ended June 30, 2014:

	December 31, 2013	Initial recognition	Increase (Decrease) in Fair Value of Derivative Liability	June 30, 2014
Derivative liability – convertible note	$ -	$ 98,767	$ (36,600)	$ 62,167